Trade and other payables	12 Months Ended
Jun. 30, 2021
1 year or less [member]
Statement [line items]
Trade and other payables	Note 13. Trade and other payables

	2021	2020
	A$’000	A$’000

Trade payables	1,893	1,694
Accrued payables	3,040	1,795

	4,933	3,489

Refer to note 21 for further information on financial instruments.